N-2	6 Months Ended
Jun. 30, 2025 shares
Cover [Abstract]
Entity Central Index Key	0000810766
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	shares outstanding
Outstanding Security, Not Held [Shares]	54,823,326